PREPAID COSTS AND EXPENSES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 101,206	$ 92,322
Current portion of prepaid service agreements	510,000	0
Prepaid expenses and other current assets	$ 611,206	$ 92,322